CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, accumulated depreciation (in Dollars)	$ 5,964	$ 2,397	$ 141
Capitalized software development costs, accumulated amortization (in Dollars)	$ 298,185	$ 133,279	$ 11,937
Series A Convertible Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Series A Convertible Preferred stock, Authorized shares	5,000,000	5,000,000
Series A Convertible Preferred stock, issued shares	1,700,000	1,500,000
Series A Convertible Preferred stock, outstanding shares	1,700,000	1,500,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized shares	680,000,000	680,000,000	680,000,000
Common stock, issued shares	125,135,112	126,845,641	72,185,591
Common stock, outstanding shares	125,135,112	126,845,641	72,185,591